Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
20.
COMMITMENTS AND CONTINGENCIES

Investment commitment

The Group was obligated to pay RMB3,715 for the long-term investments as of December 31, 2022.

Contingencies

From time to time, the Group is subject to legal proceedings and claims incidental to the conduct of its business. The Group accrues the liability when the loss is probable and reasonably estimable.

In June 2019, the Company, and certain of its current and former directors and officers and its underwriters in the initial public offering were named as defendants in a securities class action filed in the U.S. District Court for the Eastern District of New York ("the Court"). Amended complaints in this class action were filed in November 2019. The action, purportedly brought on behalf of a class of persons who allegedly suffered damages as a result of their trading in the ADSs, alleges that the Company's registration statement on Form F-1 in connection with the March 2018 initial public offering contains materially false and misleading statements and omissions in violation of the U.S. federal securities laws. The Company filed a motion to dismiss the action in March 2020, which was denied by an order dated March 31, 2021. In July 2021, the Company filed a motion for judgment on the pleadings, which was denied on September 21, 2022. The Company believes that the allegations are without merit and intends to defend itself vigorously against those claims. It is not possible at this time to reasonably estimate possible losses, or even a range of reasonably possible losses, in connection with the litigation.